Transaction Costs, net - Summary of Transaction Costs Related to Businesses Acquired and Consummation of Business Combination (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Transaction Costs Gains [Line Items]
Transaction costs related to acquired businesses		$ 1,181	$ 1,418
Non-capitalizable Business Combination costs		2,993	1,128
Change in contingent consideration liabilities		(2,121)	434
Contingent compensation expense		342	1,718
Total transaction costs	[1]	$ 2,395	$ 4,698

[1]
(1)	Amounts include stock-based compensation expenses, as follows:

	Years Ended December 31,
	2022	2021
Cost of revenues	$81	$16
Research and development	1,007	277
Sales and marketing	762	147
Editorial	603	89
General and administrative	35,594	481